Costs and Expenses by Nature (Details) - Schedule of Salaries, Wages and Fringe Benefits Comprise - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of salaries, wages and fringe benefits comprise [Abstract]
Salaries and wages	[1]	S/ 837,760	S/ 1,056,969	S/ 1,068,013
Statutory gratification		76,534	87,357	96,612
Social contributions		62,886	73,371	75,395
Employee’s severance indemnities		45,266	58,072	66,827
Vacations		40,166	47,331	49,409
Workers’ profit sharing	[2]	6,902	6,700	8,888
Indemnities Payable		7,802	6,436	9,322
Per diem		3,621	3,334	6,096
Other		11,286	12,350	14,472
Total		1,092,223	1,351,920	1,395,034
Medical Insurance		3,232	3,233	3,275
Medical examinations and psychological evaluation		255	952	2,016
Training		662	1,316	718
Other		7,137	6,849	8,463
Total		S/ 11,286	S/ 12,350	S/ 14,472

[1]	The average number of employees of the Corporation during 2021, 2022 and 2023 was 18,474, 16,336 and 12,877, respectively.
[2]	The distribution of workers’ profit sharing in the consolidated statements of profit or loss for the years ended December 31 is shown below: